UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21348

Name of Fund:  BlackRock Muni Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Muni Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments


BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments as of August 31, 2007 (Unaudited)                                                          (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
Alabama - 3.4%      $    5,500   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.50% due 1/01/2021                                                                  $     5,825
                         6,500   Jefferson County, Alabama, Limited Obligation School Warrants, Series A,
                                 5.25% due 1/01/2023                                                                        6,740
                         6,600   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                 Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A,
                                 5.625% due 8/01/2025                                                                       6,323

Arizona - 2.2%           2,820   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
                                 Schools Project 1), Series A, 6.625% due 7/01/2020                                         2,754
                         3,000   Navajo County, Arizona, IDA, IDR (Stone Container Corporation Project), AMT,
                                 7.20% due 6/01/2027                                                                        3,047
                           990   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series C, 6.70% due 7/01/2021                                                    1,027
                           820   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series K, 6.375% due 7/01/2013 (i)                                                 924
                           930   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project), Series K, 6.375% due 7/01/2032                                                     956
                         3,630   Vistancia Community Facilities District, Arizona, GO, 5% due 7/15/2014                     3,659

Arkansas - 0.7%          3,755   Conway, Arkansas, Public Facilities Board, Capital Improvement Revenue
                                 Refunding Bonds (Hendrix College Projects), Series B, 5% due 10/01/2026                    3,760

California - 20.9%       8,000   Antelope Valley, California, Health Care District Revenue Bonds, VRDN,
                                 Series A, 5.25% due 9/01/2017                                                              8,111
                         2,900   California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 3.96%
                                 due 8/01/2032 (a)(k)                                                                       2,900
                           750   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Bonds (Republic Services Inc. Project), AMT, Series B, 5.25% due 6/01/2023                   764
                         1,240   California Pollution Control Financing Authority, Solid Waste Disposal Revenue
                                 Bonds (Waste Management Inc. Project), AMT, Series A-2, 5.40% due 4/01/2025                1,200
                         5,000   California State Department of Water Resources, Power Supply Revenue Bonds,
                                 Series A, 5.375% due 5/01/2012 (i)                                                         5,414
                        15,575   California State, GO, 5.50% due 4/01/2014 (i)                                             17,123
                            15   California State, GO, 5.50% due 4/01/2028                                                     16
                         5,000   California State, GO, Refunding, 5.25% due 2/01/2027 (h)                                   5,198
                        10,000   California State Public Works Board, Lease Revenue Bonds (Department of
                                 Corrections), Series C, 5.50% due 6/01/2020                                               10,634
                         2,500   California Statewide Communities Development Authority, Health Facility
                                 Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023                      2,638


Portfolio Abbreviations

To simplify the listings of BlackRock Muni Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
EDA         Economic Development Authority
EDR         Economic Development Revenue Bonds
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue Bonds
PCR         Pollution Control Revenue Bonds
S/F         Single-Family
VRDN        Variable Rate Demand Notes


BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments as of August 31, 2007 (Unaudited) (concluded)                                              (in Thousands)
                          Face
State                   Amount   Municipal Bonds                                                                         Value
California          $    2,400   Elk Grove, California, Poppy Ridge Community Facilities Number 3 Special Tax,
(concluded)                      Series 1, 6% due 9/01/2008 (i)                                                       $     2,472
                         5,000   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Refunding Bonds, Senior Series A-1, 5% due 6/01/2015                               5,006
                         9,000   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Refunding Bonds, Senior Series A-1, 5.75% due 6/01/2047                            8,739
                         1,435   Los Angeles, California, Regional Airports Improvement Corporation, Facilities
                                 Lease Revenue Refunding Bonds (LAXFUEL Corporation - Los Angeles International
                                 Airport), AMT, 5.50% due 1/01/2032 (a)                                                     1,465
                        10,135   Peralta, California, Community College District, GO (Election of 2000), Series D,
                                 5% due 8/01/2030 (g)                                                                      10,428
                         1,515   Rowland, California, Unified School District, GO (Election of 2000), Series B,
                                 5.25% due 8/01/2027 (g)                                                                    1,576
                           585   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 5.60% due 9/01/2020                                                              601
                         1,720   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 5.75% due 9/01/2022                                                            1,772
                           500   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 5.90% due 9/01/2023                                                              518
                         3,000   Sacramento, California, Special Tax (North Natomas Community Facilities),
                                 Series 4-C, 6% due 9/01/2028                                                               3,091
                         3,000   San Jose, California, Airport Revenue Bonds, Series A, 5.25% due 3/01/2017 (c)             3,137
                         3,100   San Jose, California, GO (Libraries, Parks and Public Safety Projects),
                                 5% due 9/01/2030 (h)                                                                       3,176
                         9,030   Sequoia, California, Unified High School District, GO, Refunding, Series B,
                                 5.50% due 7/01/2035 (g)                                                                    9,716
                         4,000   Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A,
                                 5.80% due 12/01/2049 (e)(f)                                                                4,238
                         4,875   Tamalpais, California, Union High School District, GO (Election of 2001),
                                 5% due 8/01/2028 (g)                                                                       4,955
                         2,610   Tustin, California, Unified School District, Senior Lien Special Tax Bonds
                                 (Community Facilities District Number 97-1), Series A, 5% due 9/01/2032 (g)                2,647

Colorado - 2.2%            700   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.10% due 9/01/2014                                                                735
                         2,250   Montrose, Colorado, Memorial Hospital, Revenue Bonds, 6.375% due 12/01/2023                2,387
                         7,500   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                 (Public Improvement Fees), 7.50% due 12/01/2015                                            8,050
                         1,000   Southlands Metropolitan District Number 1, Colorado, GO, 6.75% due 12/01/2014 (i)          1,136

Connecticut - 1.7%       1,160   Connecticut State Development Authority, Airport Facility Revenue Bonds
                                 (Learjet Inc. Project), AMT, 7.95% due 4/01/2026                                           1,345
                         8,000   Connecticut State Development Authority, PCR, Refunding (Connecticut Light
                                 and Power Company), Series A, 5.85% due 9/01/2028                                          8,233

Florida - 5.0%           2,900   Harbor Bay, Florida, Community Development District, Capital Improvement
                                 Special Assessment Bonds, 6.75% due 5/01/2034                                              3,068
                         1,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                                 Refunding Bonds (Adventist Health System), Series G, 5.125% due 11/15/2032                   983
                         5,500   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
                                 (Miami International Airport), AMT, 5.75% due 10/01/2019 (c)                               5,842
                         3,500   Midtown Miami, Florida, Community Development District, Special Assessment
                                 Revenue Bonds, Series A, 6% due 5/01/2024                                                  3,463
                         2,000   Midtown Miami, Florida, Community Development District, Special Assessment
                                 Revenue Bonds, Series B, 6.50% due 5/01/2037                                               2,023
                         3,670   Orange County, Florida, Health Facilities Authority, Health Care Revenue
                                 Refunding Bonds (Orlando Lutheran Towers), 5% due 7/01/2013                                3,590
                           875   Orlando, Florida, Urban Community Development District, Capital Improvement
                                 Special Assessment Bonds, 6% due 5/01/2020                                                   904
                         1,085   Portofino Shores, Florida, Community Development District, Special Assessment
                                 Bonds, Series A, 6.40% due 5/01/2034                                                       1,120
                         2,390   South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                                 Hospital Inc.), 6.625% due 10/01/2023                                                      2,541
                           305   Sterling Hill, Florida, Community Development District, Capital Improvement
                                 Revenue Refunding Bonds, Series B, 5.50% due 11/01/2010                                      305
                         4,000   University of Florida Research Foundation Inc., Capital Improvement Revenue
                                 Bonds, 5.125% due 9/01/2033 (a)                                                            4,025

Georgia - 2.2%           1,500   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
                                 7.90% due 12/01/2011 (i)                                                                   1,741
                         5,395   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                 7.125% due 1/01/2025                                                                       4,144
                         2,800   Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                 Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                 7.25% due 1/01/2035                                                                        2,134
                         4,500   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                 (Canterbury Court Project), Series A, 5.80% due 2/15/2018                                  4,511

Idaho - 0.8%             4,000   Boise City, Idaho, COP, AMT, 5.50% due 9/01/2025 (c)                                       4,130
                           335   Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                                 Series F-2, 5.85% due 7/01/2015 (d)(n)                                                       340

Illinois - 7.5%          2,510   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (m)                                                           2,690
                         8,650   Du Page and Will Counties, Illinois, Community School District Number 204
                                 (Indian Prairie), GO, 5.25% due 12/30/2022 (c)(j)                                          9,210
                         6,000   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                 Management LLC Project), AMT, 5.90% due 11/01/2017                                         6,121
                         6,930   Illinois, Development Finance Authority Revenue Bonds (Community Rehabilitation
                                 Providers Facilities), Series A, 6.625% due 7/01/2032                                      7,290
                         1,800   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                                 Project), Series A, 6% due 5/15/2025                                                       1,822
                        12,695   McHenry County, Illinois, Conservation District, GO, 5.125% due 2/01/2027 (g)             13,142
                         1,580   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                 Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                         1,542

Indiana - 0.8%           4,300   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A,
                                 5% due 6/01/2013 (g)(i)                                                                    4,564

Louisiana - 2.6%         2,000   Louisiana Public Facilities Authority Revenue Bonds (Nineteenth Judicial
                                 District Court Building Project), 5.50% due 6/01/2041 (c)                                  2,114
                         6,965   Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans
                                 Research and Technology Foundation, Inc. - Student Housing Project),
                                 5.25% due 3/01/2026 (h)                                                                    7,296
                         5,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                 6.50% due 1/01/2017                                                                        5,041

Maine - 0.4%             1,965   Portland, Maine, Housing Development Corporation, Senior Living Revenue Bonds
                                 (Avesta Housing Development Corporation Project), Series A, 6% due 2/01/2034               2,008

Maryland - 0.1%            500   Maryland State Industrial Development Financing Authority, EDR
                                 (Our Lady of Good Counsel School), Series A, 6% due 5/01/2035                                508

Massachusetts - 3.0%     4,560   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                 Senior Series A, 5% due 7/01/2012 (i)                                                      4,824
                         1,210   Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series B, 5.35% due 12/01/2015                          1,223
                         2,000   Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds
                                 (Ogden Haverhill Associates), AMT, Series B, 5.50% due 12/01/2019                          2,032
                         8,325   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                 Bonds, Series A, 5% due 8/15/2030 (g)                                                      8,539

Michigan - 1.3%          2,325   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                 (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                          2,250
                         4,795   Michigan State Hospital Finance Authority, Revenue Refunding Bonds
                                 (Oakwood Obligated Group), Series A, 6% due 4/01/2022                                      5,059

Minnesota - 1.0%         1,000   Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority,
                                 Health Care System Revenue Bonds (Group Health Plan Inc. Project),
                                 6% due 12/01/2019                                                                          1,043
                         2,545   Minneapolis and Saint Paul, Minnesota, Housing and Redevelopment Authority,
                                 Health Care System Revenue Bonds (Group Health Plan Inc. Project),
                                 6% due 12/01/2021                                                                          2,644
                         2,000   Minnesota State Municipal Power Agency, Electric Revenue Bonds, Series A,
                                 5.25% due 10/01/2024                                                                       2,064

Mississippi - 1.4%       5,000   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                 (System Energy Resources Inc. Project), 5.875% due 4/01/2022                               5,049
                         2,910   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                 (System Energy Resources Inc. Project), 5.90% due 5/01/2022                                2,938

Nebraska - 1.8%         10,000   Public Power Generation Agency, Nebraska, Revenue Bonds
                                 (Whelan Energy Center Unit 2), Series A, 5% due 1/01/2037 (a)                             10,194

Nevada - 0.4%            2,230   Clark County, Nevada, Improvement District Number 142, Special Assessment
                                 Bonds, 6.375% due 8/01/2023                                                                2,302

New Jersey - 11.7%       3,635   Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                 Preservation Revenue Bonds, Series A, 5.80% due 11/01/2021 (g)                             4,055
                         5,050   Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                 Preservation Revenue Bonds, Series A, 5.80% due 11/01/2023 (g)                             5,619
                         9,810   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                          10,160
                        17,900   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A,
                                 5.25% due 7/01/2033 (h)                                                                   18,649
                         5,540   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                 Project), AMT, 6.625% due 9/15/2012                                                        5,675
                         5,000   New Jersey EDA, Water Facilities Revenue Refunding Bonds (American Water), AMT,
                                 Series B, 5.125% due 4/01/2022 (a)                                                         5,135
                         4,215   New Jersey State Transportation Trust Fund Authority, Transportation System
                                 Revenue Bonds, Series D, 5% due 6/15/2018 (a)                                              4,438
                        11,120   New Jersey State Transportation Trust Fund Authority, Transportation System
                                 Revenue Bonds, Series D, 5% due 6/15/2019 (g)                                             11,656

New Mexico - 4.0%        3,000   Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico -
                                 San Juan Project), Series D, 6.375% due 4/01/2022                                          3,065
                         9,000   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company -
                                 San Juan Project), Series A, 6.95% due 10/01/2020                                          9,188
                         9,520   New Mexico Finance Authority, Senior Lien State Transportation Revenue Bonds,
                                 Series A, 5.125% due 6/15/2018 (h)                                                        10,093

New York - 25.6%         1,090   Dutchess County, New York, IDA, Civic Facility Revenue Bonds
                                 (Saint Francis Hospital), Series B, 7.25% due 3/01/2019                                    1,165
                        10,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                 Series A, 5.75% due 11/15/2032                                                            11,132
                         3,500   New York City, New York, City IDA, Special Facility Revenue Bonds
                                 (Continental Airlines Inc. Project), AMT, 8.375% due 11/01/2016                            3,779
                         1,110   New York City, New York, City Transitional Finance Authority, Future Tax
                                 Secured Revenue Bonds, Series C, 5.50% due 5/01/2009 (i)                                   1,154
                         5,000   New York City, New York, GO, Refunding, Series B, 5.75% due 8/01/2015                      5,418
                         2,055   New York City, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series C-1, 6.80% due 7/01/2019                                2,147
                         9,070   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2020 (h)                                                            9,451
                         5,580   New York State Dormitory Authority, Lease Revenue Refunding Bonds
                                 (Court Facilities), Series A, 5.25% due 5/15/2012                                          5,916
                         8,285   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai-NYU Medical Center Health System), Series A,
                                 6.625% due 7/01/2010 (i)                                                                   9,019
                         2,385   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai-NYU Medical Center Health System), Series A,
                                 6.625% due 7/01/2018                                                                       2,502
                         1,330   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Mount Sinai-NYU Medical Center Health System), Series A,
                                 6.625% due 7/01/2019                                                                       1,394
                         1,000   New York State Dormitory Authority Revenue Bonds (North Shore L I Jewish Group),
                                 5% due 5/01/2012                                                                           1,045
                         9,540   New York State Dormitory Authority Revenue Bonds (School Districts Financing
                                 Program), Series D, 5.25% due 10/01/2023 (h)                                               9,984
                         7,775   New York State Dormitory Authority Revenue Refunding Bonds (City University
                                 System), Consolidated Second Generation, Series A, 6.125% due 7/01/2013 (a)                8,332
                         7,380   New York State Environmental Facilities Corporation, State Personal Income Tax
                                 Revenue Bonds, Series A, 5.25% due 12/15/2014 (c)(i)                                       8,065
                            60   New York State Thruway Authority, Local Highway and Bridge Service Contract,
                                 Revenue Refunding Bonds, 5.50% due 4/01/2017                                                  64
                           825   New York State Urban Development Corporation, Correctional and Youth
                                 Facilities Services, Revenue Refunding Bonds, Series A, 5.50% due 1/01/2011 (i)              874
                        10,825   New York State Urban Development Corporation, Correctional and Youth
                                 Facilities Services, Revenue Refunding Bonds, Series A, 5.50% due 1/01/2017               11,375
                        10,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds
                                 (State Facilities), Series A-1, 5.25% due 3/15/2034 (c)                                   10,372
                         5,000   Port Authority of New York and New Jersey, Senior Consolidated Revenue Bonds,
                                 AMT, 131st Series, 5% due 12/15/2017 (b)                                                   5,206
                         6,510   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                    6,818
                         9,750   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2020 (c)                                                                   10,370
                         7,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2021                                                                        7,405
                        10,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                       10,553

North Carolina - 1.7%    3,105   Gaston County, North Carolina, Industrial Facilities and Pollution Control
                                 Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT,
                                 5.75% due 8/01/2035                                                                        3,143
                         6,000   North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                 Revenue Refunding Bonds (Presbyterian Homes Project), 7% due 10/01/2010 (i)                6,625

Ohio - 0.2%              1,280   Port of Greater Cincinnati Development Authority, Ohio, Special Assessment
                                 Revenue Bonds (Cooperative Public Parking Infrastructure Project),
                                 6.30% due 2/15/2024                                                                        1,332

Pennsylvania - 9.0%      3,500   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                 Project), 6% due 2/01/2021                                                                 3,533
                         7,710   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                       7,875
                         2,895   Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport System),
                                 AMT, Series A, 5% due 6/15/2020 (g)                                                        2,962
                         3,905   Philadelphia, Pennsylvania, Airport Revenue Refunding Bonds (Philadelphia Airport
                                 System), AMT, Series B, 5% due 6/15/2019 (g)                                               4,014
                         7,490   Philadelphia, Pennsylvania, Gas Works Revenue Refunding Bonds,
                                 1975 General Ordinance, 17th Series, 5.375% due 7/01/2022 (g)                              7,935
                         9,630   Pittsburgh, Pennsylvania, GO, Refunding, Series B, 5.25% due 9/01/2017 (g)                10,394
                         6,430   Pittsburgh, Pennsylvania, GO, Series C, 5.25% due 9/01/2018 (g)                            6,903
                         4,615   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2011 (i)                            5,105
                           455   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2015                                  489
                           785   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2016                                  842
                           385   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                 (Guthrie Healthcare System), Series A, 6.25% due 12/01/2018                                  411

South Carolina - 2.2%    8,000   Georgetown County, South Carolina, Pollution Control Facilities, Revenue
                                 Refunding Bonds (International Paper Company Project), Series A,
                                 5.125% due 2/01/2012                                                                       8,158
                         4,250   Medical University Hospital Authority, South Carolina, Mortgage Hospital
                                 Facilities, Revenue Refunding Bonds, Series A, 5.25% due 8/15/2023 (d)(h)(n)               4,395

Tennessee - 4.8%         1,800   Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                 Facility Revenue Bonds (Appalachian Christian Village Project), Series A,
                                 6% due 2/15/2019                                                                           1,808
                         5,000   McMinn County, Tennessee, IDB, PCR (Calhoun Newsprint Co. Project), AMT,
                                 7.625% due 3/01/2016                                                                       5,024
                         2,005   Memphis-Shelby County, Tennessee, Airport Authority, Airport Revenue Bonds, AMT,
                                 Series A, 5.50% due 3/01/2017 (g)                                                          2,078
                         2,800   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, AMT, Series III-A, 4% due 6/01/2028 (a)(k)                2,800
                         3,550   Shelby County, Tennessee, Health, Educational & Housing Facilities Board
                                 Revenue Bonds (Germantown Village), Series A, 6.75% due 12/01/2018                         3,441
                         1,450   Shelby County, Tennessee, Health, Educational & Housing Facilities Board
                                 Revenue Bonds (Germantown Village), Series A, 7% due 12/01/2023                            1,425
                         6,000   Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                 Hospital Revenue Refunding Bonds (Methodist Healthcare), 6% due 9/01/2012 (i)              6,627
                         3,500   Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                                 Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.25% due 9/01/2012 (i)           3,906

Texas - 14.5%            6,230   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                 First Tier, Series A, 6.375% due 1/01/2011 (i)                                             6,654
                        10,260   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                 First Tier, Series A, 6.70% due 1/01/2011 (i)                                             11,203
                         1,500   Bexar County, Texas, Health Facilities Development Corporation, Revenue
                                 Refunding Bonds (Army Retirement Residence Project), 6.30% due 7/01/2012 (i)               1,678
                         5,085   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                 AMT, Series A, 7.70% due 4/01/2033                                                         5,563
                         1,500   Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                 AMT, Series A, 6.75% due 4/01/2038                                                         1,557
                         4,000   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016                         4,001
                         5,000   Dallas-Fort Worth, Texas, International Airport Facility Improvement Corporation,
                                 Revenue Refunding Bonds, AMT, Series A-2, 9% due 5/01/2029                                 5,807
                         2,440   Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds
                                 (Citgo Petroleum Corporation Project), AMT, 7.50% due 5/01/2025                            2,663
                         3,000   Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
                                 (International Paper Company), AMT, Series A, 6.10% due 8/01/2024                          3,089
                         5,790   Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien, AMT,
                                 Series A, 5.50% due 7/01/2023 (g)                                                          5,948
                         1,500   Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                 Revenue Bonds (Buckingham Senior Living Community), Series A, 7% due 2/15/2014 (i)         1,767
                         7,420   Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
                                 6.95% due 4/01/2030                                                                        7,789
                         2,600   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                          2,694
                         2,300   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT,
                                 8.25% due 11/01/2031                                                                       2,351
                         5,000   Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU
                                 Energy Company LLC), AMT, Series B, 5.75% due 5/01/2030                                    4,974
                         8,000   Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                                 (Professional Educators Home Loan Program), AMT, Series A-3,
                                 5.60% due 2/01/2039 (e)(f)                                                                 8,435
                         5,000   Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
                                 (Professional Educators Home Loan Program), AMT, Series B,
                                 5.95% due 12/01/2039 (e)(f)                                                                5,395

Virginia - 4.7%          3,285   James City County, Virginia, IDA, Residential Care Facility Revenue Refunding
                                 Bonds, Series A, 5.75% due 3/01/2017                                                       3,302
                         1,150   James City County, Virginia, IDA, Residential Care Facility Revenue Refunding
                                 Bonds, Series A, 6% due 3/01/2023                                                          1,162
                         2,250   Loudoun County, Virginia, IDA, IDR, Refunding (Dulles Airport Marriott Hotel),
                                 7.125% due 9/01/2015                                                                       2,256
                        10,735   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                 Senior Series A, 5.50% due 8/15/2008 (i)                                                  11,126
                         7,800   Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds,
                                 5.625% due 6/01/2015 (i)                                                                   8,599

Washington - 2.1%        1,500   Seattle, Washington, Municipal Light and Power Revenue Bonds,
                                 5.30% due 12/01/2020 (h)                                                                   1,563
                        10,000   Snohomish County, Washington, School District Number 015 (Edmonds), GO,
                                 5% due 12/01/2019 (c)                                                                     10,484


Guam - 0.9%              4,000   Commonwealth of the Northern Mariana Islands, Guam, GO, Series A,
                                 6.75% due 10/01/2013 (i)                                                                   4,597
                           250   Commonwealth of the Northern Mariana Islands, Guam, GO, Series A,
                                 6.75% due 10/01/2033                                                                         265


Puerto Rico - 7.9%       1,820   Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series B,
                                 5.25% due 7/01/2032                                                                        1,853
                        17,935   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN,
                                 5.50% due 7/01/2013 (i)                                                                   19,555
                         5,390   Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                 Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                 Series A, 6.45% due 12/01/2025                                                             5,424
                         5,170   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series D, 5.25% due 7/01/2027                                                       5,276
                         8,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series I, 5.50% due 7/01/2021                                                       8,461
                         3,535   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                                 Bonds, Series E, 5.50% due 2/01/2012 (i)                                                   3,789


U.S. Virgin              1,860   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 1.6%                   (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                          1,952
                         6,750   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                 (Hovensa Refinery), AMT, 6.125% due 7/01/2022                                              6,951

                                 Total Municipal Bonds (Cost - $825,040) - 150.3%                                         843,490

                                 Municipal Bonds Held in Trust (l)
California - 3.3%       17,730   California Pollution Control Financing Authority, PCR, Refunding
                                 (Pacific Gas and Electric), AMT, Series A, 5.35% due 12/01/2016 (h)                       18,609

New York - 2.1%         11,100   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5.25% due 10/15/2027 (a)                                                        11,650

Texas - 5.8%            31,240   Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A,
                                 5.25% due 8/15/2035 (g)                                                                   32,592

                                 Total Municipal Bonds Held in Trust (Cost - $63,151) - 11.2%                              62,851

                                 Total Investments (Cost - $888,191*) - 161.5%                                            906,341
                                 Other Assets Less Liabilities - 1.0%                                                       5,487
                                 Liabilities for Trust Certificates, Including Interest Expense Payable - (5.4%)         (30,224)
                                 Preferred Stock, at Redemption Value - (57.1%)                                         (320,344)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   561,260
                                                                                                                      ===========

  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $    858,835
                                              =============
    Gross unrealized appreciation             $     23,101
    Gross unrealized depreciation                   (5,630)
                                              -------------
    Net unrealized appreciation               $     17,471
                                              =============

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FHA Insured.

(e) FHLMC Collateralized.

(f) FNMA/GNMA Collateralized.

(g) FSA Insured.

(h) MBIA Insured.

(i) Prerefunded.

(j) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(l) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(m) XL Capital Insured.

(n) Federal Housing Administration/Veterans' Administration Mortgages packaged by the Federal National Mortgage Association.


Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Muni Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Muni Intermediate Duration Fund, Inc.


Date: October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Muni Intermediate Duration Fund, Inc.


Date: October 22, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       BlackRock Muni Intermediate Duration Fund, Inc.


Date: October 22, 2007